UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06416

DTF Tax-Free Income Inc.

(Exact name of registrant as specified in charter)

200 South Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Alan M. Meder	Lawrence R. Hamilton, Esq.
DTF Tax-Free Income Inc.	Mayer Brown LLP
200 South Wacker Drive, Suite 500 Chicago, Illinois 60606	71 South Wacker Drive Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code: (800) 338-8214

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

See the Statement of Net Assets below.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS

January 31, 2018

(Unaudited)

Principal Amount (000)	Description (a)	Value
	LONG-TERM INVESTMENTS - 147.9%

	Alabama - 1.7%
$2,000	Jefferson Cnty. Brd. of Ed. Pub. Sch.
	Warrants,
	5.00%, 2/01/46	$2,249,080

	Alaska - 0.3%
290	Anchorage Elec. Util. Rev.,
	5.00%, 12/01/36	327,480

	Arizona - 3.8%
1,350	Arizona St. Univ. Rev.,
	5.00%, 7/01/37	1,555,929
650	Arizona St. Hlth. Fac. Auth. Rev.,
	Scottsdale Lincoln Hosp. Proj.,
	5.00%, 12/01/42	732,719
1,000	Maricopa Cnty. Indl. Dev. Auth. Rev.,
	4.00%, 1/01/34	1,049,710
500	Northern Arizona Univ. Rev.,
	5.00%, 6/01/40	556,640
1,000	Northern Arizona Univ. SPEED Rev.,
	(Stimulus Plan for Econ. and Edl. Dev.),
	5.00%, 8/01/38	1,100,130

		4,995,128

	California - 24.6%
2,000	Bay Area Toll Auth. Rev.,
	5.125%, 4/01/39,
	Prerefunded 4/01/19 @ $100 (b)	2,087,580
1,500	California St. Hlth. Facs. Fin. Auth. Rev.,
	Sutter Hlth.,
	5.00%, 11/15/46	1,706,865
275	California St. Hlth. Facs. Fin. Auth. Rev.,
	Providence St. Joseph Hlth.,
	4.00%, 10/01/36	286,863
1,000	California St. Hlth. Facs. Fin. Auth. Rev.,
	Kaiser Permanente,
	4.00%, 11/01/44	1,042,630
100	California St. Muni. Fin. Auth. Student
	Hsg. Rev., Bowles Hall Foundation,
	5.00%, 6/01/35	109,349

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2018

(Unaudited)

Principal Amount (000)	Description (a)	Value
$500	California St. Gen. Oblig.,
	5.50%, 3/01/26
	Prerefunded 3/01/18 @ $100 (b)	$501,745
1,000	California St. Gen. Oblig.,
	5.00% 10/01/28	1,176,710
1,000	California St. Gen. Oblig.,
	6.00%, 4/01/38	1,048,370
500	California St. Gen. Oblig.,
	5.50%, 3/01/40	539,740
2,000	California St. Pub. Wks. Brd. Lease Rev.,
	Dept. of Corrections and Rehab.,
	5.25%, 9/01/29	2,319,800
2,000	California Statewide Communities Dev.
	Auth. Rev., St. Joseph Hlth. Sys.,
	5.75%, 7/01/47, FGIC,
	Prerefunded 7/01/18 @ $100 (b)	2,036,580
575	Contra Costa Cnty. Successor Agy.
	to Redev. Agy., Tax Allocation,
	5.00%, 8/01/35, BAM	663,774
1,000	Garden Grove Successor Agy. to Agy.
	Cmty. Dev., Tax Allocation,
	5.00%, 10/01/31, BAM	1,150,860
2,000	Gilroy Unified Sch. Dist. Gen. Oblig.,
	4.00%, 8/01/41	2,078,920
2,825	Golden St. Tobacco Securitization Corp. Rev.,
	5.75%, 6/01/47	2,851,894
280	Lancaster Successor Agy. to Redev. Agy.,
	Tax Allocation,
	5.00%, 8/01/33, AGM	324,688
1,000	Los Angeles Cnty. Santn. Dists. Fin. Auth. Rev.,
	5.00%, 10/01/34	1,163,490
1,000	Manteca City Wtr. Rev.,
	5.00%, 7/01/33	1,113,580
250	Palm Desert Successor Agy. to Redev.
	Agy., Tax Allocation,
	5.00%, 10/01/28, BAM	299,537
2,500	Riverside Cnty. Sngl. Fam. Rev.,
	7.80%, 5/01/21,
	Escrowed to maturity (b)	2,970,075
780	Sacramento Successor Agy. to Redev.
	Agy., Tax Allocation,
	5.00%, 12/01/24, BAM	921,040

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2018

(Unaudited)

Principal Amount (000)	Description (a)	Value
$1,000	San Jose Unified Sch. Dist. Gen. Oblig.,
	4.00%, 8/01/42	$1,049,180
1,215	San Marcos Successor Agy. to Redev.
	Agy., Tax Allocation,
	5.00%, 10/01/32	1,410,907
2,000	San Mateo Successor Agy. to Redev.
	Agy., Tax Allocation,
	5.00%, 8/01/30	2,273,960
1,000	Temple City Unified Sch. Dist. Gen. Oblig.,
	4.00%, 8/01/43	1,037,970

		32,166,107

	Colorado - 2.6%
400	Denver Conv. Center & Hotel Auth. Rev.,
	5.00%, 12/01/27	468,412
1,000	Eagle River Wtr. & Santn. Dist.
	Enterprise Wstwtr. Rev.,
	5.00%, 12/01/42	1,119,830
1,055	Public Auth. for Colorado Energy,
	Natural Gas Purch. Rev.,
	6.25%, 11/15/28	1,327,802
500	Univ. of Colorado Enterprise Rev.,
	4.00%, 6/01/43	529,960

		3,446,004

	Connecticut - 3.1%
700	Connecticut St. Hlth. & Edl. Facs. Auth.
	Rev., Hartford HlthCare.,
	5.00%, 7/01/32	749,280
1,000	Connecticut St. Hlth. & Edl. Facs. Auth.
	Rev., Hartford HlthCare.,
	5.00%, 7/01/41	1,061,990
550	Connecticut St. Hlth. & Edl. Facs. Auth.
	Rev., Yale-New Haven Hosp.,
	5.00%, 7/01/48	595,045
500	Connecticut St. Hsg. Auth. Rev.,
	3.20%, 11/15/33	494,480
1,000	S. Central Connecticut Reg. Wtr. Auth. Rev.,
	5.00%, 8/01/41
	Prerefunded 8/01/21 @ $100 (b)	1,110,860

		4,011,655

	District of Columbia - 0.8%
1,000	District of Columbia Inc. Tax Rev.,
	5.00%, 12/01/31	1,070,320

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2018

(Unaudited)

Principal Amount (000)	Description (a)	Value
	Florida - 21.2%
$755	Brevard Cnty. Sch. Brd. Ref. COP,
	5.00%, 7/01/32	$871,330
1,500	Broward Cnty. Port Fac. Rev.,
	6.00%, 9/01/23	1,602,090
1,000	Central Florida Expwy. Auth. Rev.,
	4.00%, 7/01/36	1,051,040
1,000	Escambia Cnty. Hlth. Fac. Auth. Rev.,
	Baptist Hosp.,
	6.00%, 8/15/36	1,084,360
2,000	Florida St. Brd. of Ed. Cap. Outlay
	Gen. Oblig.,
	5.00%, 6/01/41	2,187,600
2,350	Florida St. Brd. of Gov. Florida State Univ.
	Dorm Rev.,
	5.00%, 5/01/33	2,651,952
1,000	Hillsborough Cnty. Aviation Auth. Rev.,
	Tampa Int’l. Arpt.,
	5.00%, 10/01/44	1,092,770
500	Lee Cnty. Tran. Fac. Rev.,
	5.00%, 10/01/35, AGM	576,940
1,080	Miami Beach Hlth. Facs. Auth.
	Hosp. Rev.,
	5.00%, 11/15/39	1,153,483
500	Miami Beach Redev. Agy. Rev.,
	5.00%, 2/01/40, AGM	566,835
500	Miami-Dade Cnty. Expwy. Auth. Rev.,
	5.00%, 7/01/33	572,260
1,065	Miami-Dade Cnty. Ed. Facs. Auth. Rev.,
	5.00%, 4/01/45	1,184,653
2,220	Miami-Dade Cnty. Sch. Brd. Ref. COP,
	5.00%, 2/01/34	2,499,986
250	Miami-Dade Cnty. Aviation Rev.,
	5.00%, 10/01/32	274,455
2,000	Orlando and Orange Cnty. Expwy. Auth. Rev.,
	5.00%, 7/01/35	2,234,480
1,000	Reedy Creek Impvt. Dist. Gen. Oblig.,
	5.00%, 6/01/38	1,124,540
2,000	Seminole Cnty. Sales Tax Rev.,
	5.25%, 10/01/31, NRE	2,506,520
2,190	Seminole Cnty. Sch. Brd. COP,
	5.00%, 7/01/33	2,524,063
830	S. Florida Wtr. Mgmt. Dist. COP,
	5.00%, 10/01/35	949,379

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2018

(Unaudited)

Principal Amount (000)	Description (a)	Value
$200	Tallahassee Hlth. Facs. Rev.,
	Tallahassee Memorial Hlthcare.,
	5.00%, 12/01/41	$216,396
250	Tampa-Hillsborough Cnty. Expwy. Auth. Rev.,
	4.00%, 7/01/42	259,275
470	Tampa-Hillsborough Cnty. Expwy. Auth. Rev.,
	5.00%, 7/01/47	537,464

		27,721,871

	Georgia - 2.3%
500	Atlanta Arpt. Passenger Fac. Charge Gen. Rev.,
	5.00%, 1/01/32	572,455
300	Atlanta Wtr. & Wstwtr. Rev.,
	5.00%, 11/01/26	352,902
2,000	Metro. Atlanta Rapid Tran. Auth. Rev.,
	5.00%, 7/01/39
	Prerefunded 7/01/19 @ $100 (b)	2,098,980

		3,024,337

	Illinois - 13.8%
500	Chicago Multi-Family Hsg. Rev.,
	4.90%, 3/20/44, FHA	518,550
1,000	Chicago O’Hare Intl. Arpt. Rev.,
	Customer Fac. Charge,
	5.125%, 1/01/30, AGM	1,115,750
620	Chicago O’Hare Intl. Arpt. Rev.,
	5.25%, 1/01/42	720,490
250	Chicago Sales Tax Rev.,
	5.00%, 1/01/30
	Prerefunded 1/01/25 @ $100 (b)	295,720
250	Chicago Wtrwks. Rev.,
	5.00%, 11/01/30	281,645
650	Chicago Wtrwks. Rev.,
	5.25%, 11/01/32, AGM	759,603
250	Chicago Wtrwks. Rev.,
	5.00%, 11/01/36, AGM	283,827
500	Chicago Wtrwks. Rev.,
	5.00%, 11/01/44	544,385
1,225	Illinois St. Fin. Auth. Rev.,
	Advocate Hlthcare. Network,
	5.00%, 5/01/45	1,343,494
525	Illinois St. Fin. Auth. Rev.,
	Centegra Hlth. Sys.,
	5.00%, 9/01/42	548,604

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2018

(Unaudited)

Principal Amount (000)	Description (a)	Value
$520	Illinois St. Fin. Auth. Rev.,
	Northwestern Memorial Hlthcare.,
	5.00%, 8/15/37	$567,944
1,000	Illinois St. Fin. Auth. Rev.,
	Rush Univ. Med. Ctr.,
	4.00%, 11/15/39	1,005,640
1,000	Illinois St. Fin. Auth. Rev.,
	Rush Univ. Med. Ctr.,
	5.00%, 11/15/39	1,107,200
1,025	Illinois St. Fin. Auth. Rev.,
	Swedish Covenant Hosp.,
	6.00%, 8/15/38,
	Prerefunded 2/15/20 @ $100 (b)	1,113,478
1,000	Illinois St. Gen. Oblig.,
	5.00%, 2/01/27	1,064,830
2,000	Illinois St. Gen. Oblig.,
	5.50%, 1/01/29	2,231,240
750	Illinois St. Toll Hwy. Auth. Rev.,
	5.00%, 1/01/41	846,510
300	Railsplitter Tobacco Settlement Auth. Rev.,
	5.00%, 6/01/27	345,357
1,000	Railsplitter Tobacco Settlement Auth. Rev.,
	6.00%, 6/01/28
	Prerefunded 6/01/21 @ $100 (b)	1,138,290
1,000	Sales Tax Securitization Corp. Rev.,
	5.00%, 1/01/48	1,117,040
1,000	Univ. of Illinois Aux. Facs. Sys. Rev.,
	5.00%, 4/01/34	1,101,690

		18,051,287

	Indiana - 2.6%
240	Indiana St. Fin. Auth. Hosp. Rev.,
	Indiana Univ. Hlth.,
	5.00%, 12/01/28	274,536
1,000	Indiana St. Fin. Auth. Rev.
	State Revolving Fund,
	5.00%, 2/01/31
	Prerefunded 2/01/21 @ $100 (b)	1,094,800
2,000	Indianapolis Local Pub. Impvt.
	Bond Bank Rev.,
	5.00%, 2/01/38,
	Prerefunded 8/01/18 @ $100 (b)	2,036,360

		3,405,696

	Louisiana - 5%
1,250	Louisiana St. Stadium & Exposition Dist. Rev.,
	5.00%, 7/01/30	1,418,812

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2018

(Unaudited)

Principal Amount (000)	Description (a)	Value
$500	Louisiana St. Stadium & Exposition Dist. Rev.,
	5.00%, 7/01/36	$561,030
1,250	Louisiana St. Tran. Auth. Rev.,
	5.00%, 8/15/38	1,412,000
300	New Orleans Swr. Svc. Rev.,
	5.00%, 6/01/44	331,797
500	Port of New Orleans Brd. of
	Commissioners Port Fac. Rev.,
	5.00%, 4/01/33	534,640
1,100	Regional Tran. Auth. Sales Tax Rev.,
	5.00%, 12/01/30, AGM	1,185,613
1,000	Terrebonne Parish Consol. Wtrwks.
	Dist. No. 1 Rev.,
	5.00%, 11/01/37	1,116,440

		6,560,332

	Maine - 1.8%
95	Maine St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	5.00%, 7/01/33,
	Prerefunded 7/1/23 @ $100 (b)	109,712
905	Maine St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	5.00%, 7/01/33	987,446
610	Portland General Arpt. Rev.,
	5.00%, 7/01/31	664,485
540	Portland General Arpt. Rev.,
	5.00%, 7/01/32	586,413

		2,348,056

	Maryland - 1.8%
250	Baltimore Convention Center Hotel Rev.,
	5.00%, 9/01/36	282,270
1,000	Maryland St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	Anne Arundel Hlth. Sys.,
	5.00%, 7/01/39	1,112,790
1,000	Maryland St. Trans. Auth. Rev.,
	5.00%, 7/01/37, AGM	1,014,370

		2,409,430

	Massachusetts - 6.8%
3,000	Massachusetts St. Bay Trans. Auth. Rev.,
	5.50%, 7/01/29, NRE	3,813,540
1,000	Massachusetts St. Gen. Oblig.,
	5.25%, 9/01/25, AGM	1,207,210
1,000	Massachusetts St. Gen. Oblig.,
	5.50%, 8/01/30, AMBAC	1,277,370

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2018

(Unaudited)

Principal Amount (000)	Description (a)	Value
$2,000	Massachusetts St. College Bldg. Auth. Rev.,
	5.00%, 5/01/40
	Prerefunded 5/1/20 @ $100 (b)	$2,148,080
410	Massachusetts St. Port Auth. Rev.,
	5.00%, 7/01/47	464,932

		8,911,132

	Michigan - 1.9%
1,000	Holland Elec. Util. Sys. Rev.,
	5.00%, 7/01/39	1,095,730
550	Michigan St. Fin. Auth. Rev.,
	Beaumont Hlth. Credit Group,
	5.00%, 11/01/44	608,284
500	Michigan St. Bldg. Auth. Rev.,
	4.00%, 10/15/36	520,885
225	Royal Oak Hosp. Fin. Auth. Rev.,
	William Beaumont Hosp.,
	5.00%, 9/01/39	245,695

		2,470,594

	Nebraska - 2.2%
500	Nebraska St. Pub. Pwr. Dist. Gen. Rev.,
	5.00%, 1/01/34	548,475
1,900	Omaha Gen. Oblig.,
	5.25%, 4/01/27	2,322,009

		2,870,484

	New Jersey - 1.3%
400	Camden Cnty. Impvt. Auth. Hlthcare.
	Redev. Rev., Cooper Hlth. Sys.,
	5.00%, 2/15/33	432,160
240	New Jersey St. Tpk. Auth. Rev.,
	4.00%, 1/01/35	252,648
350	New Jersey St. Tpk. Auth. Rev.,
	5.00%, 1/01/36
	Prerefunded 1/01/19 @ $100 (b)	361,137
650	New Jersey St. Tpk. Auth. Rev.,
	5.00%, 1/01/36
	Prerefunded 1/01/19 @ $100 (b)	671,287

		1,717,232

	New York - 10.4%
1,000	Albany Indl. Dev. Agy. Rev.,
	Brighter Choice Charter Sch.,
	5.00%, 4/01/32	910,740
300	Buffalo and Erie Cnty. Indl. Land. Dev. Rev.,
	Catholic Hlth. Sys.,
	5.25%, 7/01/35	334,842

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2018

(Unaudited)

Principal Amount (000)	Description (a)	Value
$700	Long Island Pwr. Auth. Elec. Sys. Gen. Rev.,
	5.00%, 9/01/42	$776,244
530	Long Island Pwr. Auth. Elec. Sys. Gen. Rev.,
	5.00%, 9/01/42	605,816
300	New York Cntys. Tobacco Trust VI Rev.,
	5.00%, 6/01/45	318,441
1,000	New York City Transitional Fin. Auth. Rev.,
	5.00%, 2/01/34	1,150,470
1,000	New York City Mun. Wtr. Fin. Auth.,
	Wtr. & Swr. Sys. Rev.,
	5.00%, 6/15/34	1,137,790
1,000	New York City Mun. Wtr. Fin. Auth.,
	Wtr. & Swr. Sys. Rev.,
	5.375%, 6/15/43	1,099,520
1,000	New York City Mun. Wtr. Fin. Auth.,
	Wtr. & Swr. Sys. Rev.,
	5.50%, 6/15/43	1,105,370
1,500	New York St. Dorm. Auth. Rev.,
	7.25%, 10/01/28,
	Prerefunded 10/01/18 @ $100 (b)	1,557,645
2,000	New York St. Dorm. Auth.,
	Personal Inc. Tax Rev.,
	5.00%, 03/15/31	2,317,120
900	Port Auth. of New York and New Jersey Rev.,
	5.00%, 6/01/33	1,029,213
500	Triborough Bridge & Tunnel Auth. Rev.,
	5.00% 11/15/30	568,950
195	TSASC Inc. Tobacco Settlement Rev.,
	5.00%, 6/01/34	221,931
400	Utility Debt Securitization Auth.
	Restructuring Rev.,
	5.00%, 12/15/31	463,492

		13,597,584

	Ohio - 5.9%
750	Deerfield Twp. Tax Increment Rev.,
	5.00%, 12/01/25	752,310
555	Northeast Ohio Regl. Swr. Dist. Rev.,
	4.00%, 11/15/43	585,653
500	Ohio St. Gen. Oblig.,
	5.00%, 9/01/30
	Prerefunded 9/01/20 @ $100 (b)	542,405

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2018

(Unaudited)

Principal Amount (000)	Description (a)	Value
$2,000	Ohio St. Hosp. Rev.,
	Univ. Hosp. Hlth. Sys.,
	4.00%, 1/15/44	$2,012,100
1,040	Ohio St. Tpk. Comm. Rev.,
	5.00%, 2/15/31
	Prerefunded 2/15/20 @ $100 (b)	1,110,117
2,445	Ohio St. Wtr. Dev. Auth. Rev.,
	5.50%, 6/01/20, AGM	2,661,040

		7,663,625

	Oregon - 1.6%
500	Oregon St. Gen. Oblig.,
	5.00%, 5/01/41	576,905
570	Port of Portland Intl. Arpt. Rev.,
	5.00%, 7/01/32	639,939
800	Washington Cnty. Sch. Dist. 48J (Beaverton),
	Gen. Oblig. Convertible CAB,
	0.00%, 6/15/36	913,816

		2,130,660

	Pennsylvania - 4.7%
170	Butler Cnty. Hosp. Auth. Rev.,
	Butler Hlth. Sys.,
	5.00%, 7/01/35	187,471
2,000	Delaware River Port Auth. Rev.,
	5.00%, 1/01/34	2,255,660
500	Pennsylvania St. Higher Ed. Facs. Auth. Rev.,
	5.00%, 6/15/28	536,820
1,020	Pennsylvania St. Tpk. Commision,
	Oil Franchise Tax Rev.,
	5.00%, 12/01/23, AGC,
	Prerefunded 12/01/19 @ $100 (b)	1,083,250
2,000	Philadelphia Wtr. & Wstwtr. Rev.,
	5.00%, 1/01/41	2,141,380

		6,204,581

	Rhode Island - 2.3%
1,070	Rhode Island St. Clean Wtr. Fin. Agy.,
	Wtr. Poll. Control Rev. (Green Bonds),
	5.00%, 10/01/32	1,247,513
1,600	Rhode Island St. Hlth. & Edl. Bldg. Corp.,
	Higher Ed. Facs. Rev.,
	Providence College,
	5.00%, 11/01/41	1,739,184

		2,986,697

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2018

(Unaudited)

Principal Amount (000)	Description (a)	Value
	South Carolina - 2%
$2,000	Charleston Cnty. Spl. Source Rev.,
	5.00%, 12/01/32	$2,290,660
290	SCAGO Edl. Facs. Corp. Rev.,
	Pickens Cnty. Sch. Dist.,
	5.00%, 12/01/24	337,830

		2,628,490

	Tennessee - 4.8%
250	Chattanooga-Hamilton Cnty. Hosp. Auth. Rev.,
	Erlanger Hlth. Sys.,
	5.00%, 10/01/34	271,795
1,620	Tennessee St. Energy Acquisition Corp. Rev.,
	5.25%, 9/01/20	1,752,597
1,000	Tennessee St. Energy Acquisition Corp. Rev.,
	5.25%, 9/01/21	1,109,550
740	Tennessee St. Hsg. Dev. Agy.,
	Residential Fin. Prog. Rev.,
	3.625%, 7/01/32	756,435
2,000	Tennessee St. Sch. Bond Auth. Rev.,
	5.00%, 11/01/42	2,345,020

		6,235,397

	Texas - 8.4%
850	Austin Indep. Sch. Dist. Gen. Oblig.,
	4.00%, 8/01/36, PSF	901,544
1,000	Dallas Area Rapid Transit Rev.,
	5.25%, 12/01/48,
	Prerefunded 12/01/18 @ $100 (b)	1,032,000
650	Dallas Area Rapid Transit Rev.,
	5.00%, 12/01/41	742,534
500	Houston Arpt. Sys. Rev.,
	5.00%, 7/01/32	545,360
1,000	Houston Hotel Occupancy Tax & Spl. Rev.,
	5.25%, 9/01/29	1,102,630
1,410	Houston Util. Sys. Rev.,
	5.00%, 11/15/32	1,606,075
955	Klein Indep. Sch. Dist. Gen. Oblig.,
	5.00%, 8/01/38, PSF,
	Prerefunded 8/01/18 @ $100 (b)	972,362
105	Klein Indep. Sch. Dist. Gen. Oblig.,
	5.00%, 8/01/38, PSF	106,840
1,000	North Texas Twy. Auth. Rev.,
	5.00%, 1/01/31	1,127,340

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2018

(Unaudited)

Principal Amount (000)	Description (a)	Value
$1,000	North Texas Twy. Auth. Rev.,
	4.00%, 1/01/43	$1,026,350
700	San Antonio Indep. Sch. Dist. Sch. Bldg.
	Gen. Oblig.,
	5.00%, 8/15/38, PSF	808,724
1,000	Upper Trinity Reg. Wtr. Dist. Rev.,
	4.00%, 8/01/37, AGM	1,026,090

		10,997,849

	Vermont - 2.1%
2,000	Univ. of Vermont & St. Agric. College
	Gen. Oblig.,
	5.00%, 10/01/38	2,203,000
500	Vermont St. Edl. and Hlth. Bldg. Fin. Agy. Rev.,
	Univ. of Vermont Med. Center,
	5.00%, 12/01/35	564,555

		2,767,555

	Virginia - 2.9%
1,250	Riverside Regl. Jail Auth. Fac. Rev.,
	5.00%, 7/01/26	1,474,150
2,000	Virginia St. College Bldg. Auth. Rev.,
	5.00%, 2/01/23	2,288,080

		3,762,230

	Washington - 0.9%
1,000	King Cnty. Wtr. Rev.,
	5.00%, 7/01/41	1,146,920

	West Virginia - 0.3%
300	Monongalia Cnty. Bldg. Comm. Rev.,
	5.00%, 7/01/30	336,393

	Wisconsin - 2.8%
1,180	Wisconsin St. Pub. Fin. Auth. Hosp. Rev.,
	Renown Reg. Med. Ctr.,
	5.00%, 6/01/40	1,298,826
250	Wisconsin St. Pub. Fin. Auth.,
	Solid Waste Disp. Rev.,
	2.875%, 5/01/27	249,690
190	Wisconsin St. Gen. Rev.,
	6.00%, 5/01/33,
	Prerefunded 5/01/19 @ $100 (b)	200,716
1,810	Wisconsin St. Gen. Rev.,
	6.00%, 5/01/33
	Prerefunded 5/01/19 @ $100 (b)	1,912,084

		3,661,316

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2018

(Unaudited)

Principal Amount (000)	Description (a)	Value
	Wyoming - 1.2%
$1,490	Wyoming St. Farm Loan Brd.
	Cap. Facs. Rev.,
	5.75%, 10/01/20	$1,568,121

	Total Long-Term Investments
	(Cost $184,379,529)	193,443,643

	TOTAL INVESTMENTS - 147.9%
	(Cost $184,379,529)	193,443,643
	Variable Rate MuniFund Term Preferred Shares at liquidation value - (49.7)%	(65,000,000)
	Other assets less other liabilities - 1.8%	2,361,708

	NET ASSETS APPLICABLE TO COMMON STOCK - 100.0%	$130,805,351

(a) The following abbreviations are used in the portfolio descriptions:

AGC–Assured Guaranty Corp.*

AGM–Assured Guaranty Municipal Corp.*

AMBAC–Ambac Assurance Corporation*

BAM–Build America Mutual Assurance Company*

CAB–Capital Appreciation Bond

COP–Certificate of Participation

FGIC–Financial Guaranty Insurance Company*

FHA–Federal Housing Authority*

NRE–National Public Finance Guarantee Corporation*

PSF–Texas Permanent School Fund*

* Indicates an obligation of credit support, in whole or in part.

(b) Prerefunded and escrowed to maturity issues are secured by escrowed cash, U.S. government obligations, or other securities.

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2018

(Unaudited)

Note 1. Investment Valuation

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

The Fund’s investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its annual report. The following is a summary of the inputs used to value each of the Fund’s investments at January 31, 2018:

Level 2
Municipal bonds	$193,443,643

There were no Level 1 or Level 3 priced securities held at January 31, 2018.

Other information regarding the Fund is available on the Fund’s website at www.dtffund.com or the Securities and Exchange Commission’s website at www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Exhibit 99.CERT Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DTF TAX-FREE INCOME INC.

By (Signature and Title)	/S/ NATHAN I. PARTAIN
Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)

Date: March 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ NATHAN I. PARTAIN
Nathan I. Partain
President and Chief Executive Officer (Principal Executive Officer)

Date: March 19, 2018

By (Signature and Title)	/S/ ALAN M. MEDER
Alan M. Meder
Treasurer and Assistant Secretary
(Principal Financial and Accounting Officer)

Date: March 19, 2018